Deferred Revenue - Additional Information (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) Kilometers	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Capitalized Contract Cost [Line Items]
Deferred revenue | ¥	¥ 1,299,943	¥ 1,083,249	¥ 897,288	¥ 308,384
Performance obligation satisfied over time percentage	49.00%
Performance obligation satisfied over time explanation	January 1, 2024 to December 31, 2024
Remaining performance obligation percentage	51.00%
Remaining performance obligation expected timing of satisfaction explanation	January 1, 2025 to December 31, 2033
Vehicle [Member]
Capitalized Contract Cost [Line Items]
Free charging period	4 years
Free charging kilometers | Kilometers	100,000